UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of December 31, 2005
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:2 Eves Drive, Suite 204
        Executive Court
        Marlton, NJ 08053-3193

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 22

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         Febuary 14, 2006
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Manage        0
Form 13F Information Table Entry      42
Form 13F Information Table Value   $406,707
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         12/31/2005


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Aetna Inc.                    COM      00817Y108   8,001   84,832 SH         SOLE       NA     12,987   0   71,845
Amerada Hess Corporation      COM      023551104   7,726   60,919 SH         SOLE       NA     8,852    0   52,067
Amgen Inc.                    COM      031162100  10,364  131,421 SH         SOLE       NA     20,043   0   111,37
Analog Devices                COM      032654105   6,375  177,728 SH         SOLE       NA     26,512   0   151,21
Apple Computer, Inc.          COM      037833100  13,525  188,130 SH         SOLE       NA     27,535   0   160,59
Autodesk, Inc.                COM      052769106  10,131  236,000 SH         SOLE       NA     35,182   0   200,81
Bank of America Corp.         COM      060505104   7,498  162,477 SH         SOLE       NA     24,313   0   138,16
Burlington Northern Santa Fe  COM      012189T104 12,335  174,168 SH         SOLE       NA     25,943   0   148,22
Caterpillar Inc.              COM      149123101   7,716  133,571 SH         SOLE       NA     20,248   0   113,32
Chesapeake Energy Corporation COM      165167107   8,172  257,539 SH         SOLE       NA     38,379   0   219,16
Citigroup Inc.                COM      172967101  39,826  202,468 SH         SOLE       NA     30,776   0   171,69
eBay Inc.                     COM      278642103  10,272  237,670 SH         SOLE       NA     35,365   0   202,30
Electronic Arts Inc.          COM      285512109   6,202  118,558 SH         SOLE       NA     18,919   0   99,639
Eli Lilly and Company         COM      532457108   6,689  118,198 SH         SOLE       NA     17,807   0   100,39
EOG Resources, Inc.           COM      26875P101  11,184  152,427 SH         SOLE       NA     22,874   0   129,55
Express Scripts, Inc.         COM      302182100  13,483  160,895 SH         SOLE       NA     24,134   0   136,76
Fortune Brands, Inc.          COM      349631101   6,192   79,363 SH         SOLE       NA     13,588   0   65,775
Genentech, Inc.               COM      368710406  11,678  126,249 SH         SOLE       NA     18,712   0   107,53
General Dynamics Corporation  COM      369550108   6,657   58,373 SH         SOLE       NA      9,309   0   49,064
Gilead Sciences, Inc.         COM      375558103   9,227  175,520 SH         SOLE       NA     26,578   0   148,94
Jabil Circuit, Inc.           COM      466313103   7,522  202,815 SH         SOLE       NA     30,487   0   172,32
Johnson Controls, Inc.        COM      478366107  12,042  165,157 SH         SOLE       NA     24,743   0   140,41
KLA-Tencor Corporation        COM      482480100  10,139  205,538 SH         SOLE       NA     30,442   0   175,09
Medtronic, Inc.               COM      585055106   7,860  136,530 SH         SOLE       NA     21,885   0   114,64
Merrill Lynch & Co., Inc.     COM      590188108  11,371  167,882 SH         SOLE       NA     24,905   0   142,97
Motorola, Inc.                COM      620076109     119    5,248 SH         SOLE       NA       0      0    5,248
Nordstrom, Inc.               COM      655664100   9,790  261,762 SH         SOLE       NA     39,160   0   222,60
Nucor Corp.                   COM      670346105     903   13,537 SH         SOLE       NA       0      0   13,537
PepsiCo, Inc.                 COM      713448108  12,050  203,953 SH         SOLE       NA     30,531   0   173,42
Phelps Dodge Corporation      COM      717265102   6,025   41,880 SH         SOLE       NA      7,847   0   34,033
Procter & Gamble              COM      742718109  10,095  174,406 SH         SOLE       NA     26,282   0   148,12
QUALCOMM Inc.                 COM      747525103  11,596  269,183 SH         SOLE       NA     39,975   0   229,20
Sunoco, Inc                   COM      86764P109   8,327  106,240 SH         SOLE       NA     15,793   0   90,447
Texas Instruments Inc.        COM      882508104   8,774  273,584 SH         SOLE       NA     41,700   0   231,88
The Goldman Sachs Group, Inc. COM      38141G104  10,817   84,699 SH         SOLE       NA     12,685   0   72,014
TXU Corp.                     COM      873168108   8,494  169,236 SH         SOLE       NA     25,028   0   144,20
United Technologies Corp.     COM      913017109  11,676  208,841 SH         SOLE       NA     31,398   0   177,44
UnitedHealth Group Inc.       COM      91324P102   9,058  145,776 SH         SOLE       NA     21,950   0   123,82
Valero Energy Corp.           COM      91913Y100   8,992  174,266 SH         SOLE       NA     26,020   0   148,24
WellPoint, Inc.               COM      94973V107   9,300  116,553 SH         SOLE       NA     16,628   0   99,925
Whole Foods Market, Inc.      COM      966837106   8,047  103,986 SH         SOLE       NA     16,336   0   87,650
Yahoo! Inc.                   COM      984332106  10,498  267,950 SH         SOLE       NA     39,987   0   227,96